Forum Funds
Three Canal Plaza, Suite 600
Portland, Maine 04101

September 7, 2010

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Forum Funds
File No.: 002-67052/811-03023
Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Registrant, a Delaware statutory Trust, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I am writing to notify you that the Prospectus and Statement of Additional Information for the Dividend Plus Income Fund dated September 1, 2010 do not differ from those contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on August 31, 2010; accession number 0000315774-10-000277.

Questions related to this filing should be directed to my attention at (207) 347-2075.

/s/ David Faherty

David Faherty
Vice President to the Registrant

cc: Robert J. Zutz, Esq.
Francine J. Rosenberger, Esq.